Pension and Other Postretirement Employee Benefits (OPEB) Plans (Pension and OPEB Costs Recognized as Expense) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Defined Benefit Plan Disclosure [Line Items]
Benefit costs	$ 4		$ 12
Successor | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit costs	2		6
Successor | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit costs	$ 2		$ 6
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Benefit costs		$ 4		$ 11
Predecessor | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit costs		4		8
Predecessor | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit costs		$ 0		$ 3